Common Stock (Details Narrative) (USD $)	0 Months Ended								1 Months Ended				1 Months Ended
	May 21, 2014	Mar. 09, 2014	Jul. 31, 2014	Apr. 30, 2014	Mar. 10, 2014	Dec. 10, 2013	Dec. 09, 2013	Apr. 30, 2013	Jun. 30, 2014 Stock Issuance 1	Jul. 31, 2014 Stock Issuance 1	Jun. 05, 2014 Stock Issuance 1	Apr. 30, 2013 Stock Issuance 1	Mar. 31, 2014 Stock Issuance 2	Jul. 31, 2014 Stock Issuance 2	Mar. 10, 2014 Stock Issuance 2	Apr. 30, 2013 Stock Issuance 2
Common stock, par value			$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized			4,500,000,000	4,500,000,000				4,500,000,000
Common stock, issued			107,500,000	107,500,000		107,500,000	2,150,000	107,500,000
Common Stock, Shares Issued											5,000,000				431,034
Common Stock, Par Share Value					$ 0.58						$ 0.05				$ 0.58
Common Stock, Share Issued Value			$ 107,500	$ 107,500	$ 250,000			$ 2,150			$ 2,500,000				$ 250,000
Warrants, Exercise Price	$ 0.90				$ 0.90						$ 0.90				$ 0.90
Warrants, Exercise Period	P2Y	P2Y							P2Y				P2Y
Common Stock, Fair Value				159,475				90,525		184,608		65,392		159,475		90,525
Common Stock Obligated to Issued, Shares			93,719	431,034							5,000,000				431,034
Common Stock Obligated to Issued, Fair Value			$ 30,235								$ 250,000				$ 250,000